Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale - Schedule of Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale (Details) - CLP ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Assets received in lieu of payment or awarded at judicial sale (*)
Assets awarded in judicial auction	[1]	$ 27,854	$ 20,012
Assets received in lieu of payment	[1]	17,022	5,912
Provision for assets received in lieu of payment or awarded	[1]	(3,456)	(2,022)
Non-current assets for sale
Investments in other companies
Assets for recovery of assets transferred in financial leasing operations		603	1,555
Disposal groups held for sale
Total		$ 42,023	$ 25,457

[1]	Assets received in lieu of payment refer to assets accepted as payment for past-due or written-off debts owed by customers. The assets acquired in this manner does not exceed 20% of the Bank’s effective equity.